Net loss per share and Unaudited Pro Forma per Share of Common Stock - Summary of Computation of Basic and Diluted Net Loss per Share Attributable To Common Stockholders (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		37 Months Ended	61 Months Ended	70 Months Ended
	Mar. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Sep. 30, 2014
Earnings Per Share [Abstract]
Net loss - basic and diluted		$ (13,834)	$ (5,009)	$ (41,860)	$ (12,683)	$ (18,497)	$ (13,217)	$ (23,130)	$ (54,844)	$ (96,704)
Net loss attributable to common stockholders - basic and diluted		$ (13,834)	$ (5,009)	$ (67,419)	$ (12,683)	$ (18,497)	$ (13,217)		$ (53,746)	$ (121,165)
Weighted-average shares outstanding		24,194,808	250,991	17,137,647	178,023	450,061	130,718
Less: weighted average shares subject to repurchase	(1.26)		(246)		(246)	(61)	(15,499)
Weighted average number of shares outstanding-basic and diluted net loss per share		24,194,808	250,745	17,137,647	177,777	450,000	115,219
Basic and diluted net loss per common share		$ (0.57)	$ (19.98)	$ (3.93)	$ (71.34)	$ (41.10)	$ (114.71)